Summary of Significant Accounting Policies - Revenue Recognition (Details)	12 Months Ended
Jan. 31, 2022
Maximum
Disaggregation of Revenue [Line Items]
Relation period of new customer for initial commissions	5 years
Minimum
Disaggregation of Revenue [Line Items]
Relation period of new customer for initial commissions	3 years